Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$389,494,359.87	0.9737359	$362,115,915.46	0.9052898	$27,378,444.41
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$602,144,359.87	0.4814651	$574,765,915.46	0.4595738	$27,378,444.41

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	38.85		37.92
Pool Receivables Balance	$638,974,945.40		$610,668,162.99
Remaining Number of Receivables	52,890		51,880

Adjusted Pool Balance	$621,046,055.07		$593,667,610.65

III. COLLECTIONS

Principal:
Principal Collections	$27,118,422.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$525,794.99
Total Principal Collections	$27,644,217.91

Interest:
Interest Collections	$1,650,784.40
Late Fees & Other Charges	$52,822.81
Interest on Repurchase Principal	$-
Total Interest Collections	$1,703,607.21

Collection Account Interest	$6,745.05
Reserve Account Interest	$859.30
Servicer Advances	$-

Total Collections	$29,355,429.47

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$29,355,429.47
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,355,429.47

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$532,479.12	$-	$532,479.12	$532,479.12
Collection Account Interest					$6,745.05
Late Fees & Other Charges					$52,822.81
Total due to Servicer					$592,046.98

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$340,807.56		$340,807.56
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$487,203.48		$487,203.48	$487,203.48

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$28,123,341.01

9. Regular Principal Distribution Amount:					$27,378,444.41

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$27,378,444.41
Class A-4 Notes		$-
Class A Notes Total:	$27,378,444.41	$27,378,444.41
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,378,444.41	$27,378,444.41

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			744,896.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,928,890.33
Beginning Period Amount	$17,928,890.33
Current Period Amortization	$928,338.00
Ending Period Required Amount	$17,000,552.34
Ending Period Amount	$17,000,552.34
Next Distribution Date Required Amount	$16,097,657.05

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.04%	3.18%	3.18%

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.82%	51,270	98.36%	$600,624,211.88
30 - 60 Days	0.91%	473	1.27%	$7,736,165.10
61 - 90 Days	0.20%	106	0.30%	$1,829,349.72
91-120 Days	0.06%	31	0.08%	$478,436.29
121 + Days	0.00%	0	0.00%	$-
Total		51,880		$610,668,162.99

Delinquent Receivables 30+ Days Past Due
Current Period	1.18%	610	1.64%	$10,043,951.11
1st Preceding Collection Period	1.16%	611	1.60%	$10,198,770.88
2nd Preceding Collection Period	1.05%	565	1.49%	$9,940,577.55
3rd Preceding Collection Period	0.97%	536	1.38%	$9,660,696.75
Four-Month Average	1.09%		1.53%

Repossession in Current Period		64		$1,095,715.49
Repossession Inventory		92		$673,340.87

Current Charge-Offs
Gross Principal of Charge-Offs				$1,188,359.49
Recoveries				$(525,794.99)
Net Loss				$662,564.50

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.24%

Average Pool Balance for Current Period				$624,821,554.20

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.27%
1st Preceding Collection Period				0.72%
2nd Preceding Collection Period				0.52%
3rd Preceding Collection Period				0.46%
Four-Month Average				0.74%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	74	1,363	$20,902,145.07
Recoveries	63	1,162	$(10,786,434.66)
Net Loss			$10,115,710.41
Cumulative Net Loss as a % of Initial Pool Balance			0.78%

Net Loss for Receivables that have experienced a Net Loss *	62	1,081	$10,138,638.01
Average Net Loss for Receivables that have experienced a Net Loss			$9,378.94

Principal Balance of Extensions			$2,827,534.60
Number of Extensions			156

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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